INCOME TAX EXPENSE/(CREDIT) - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 14, 2015	Jan. 14, 2014	Jan. 01, 2008
Disclosure of INCOME TAX EXPENSE CREDIT [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Dividend withholding tax rate				5.00%	5.00%	10.00%
Undistributed earnings	¥ 267,193,000	¥ 329,503,000	¥ 380,109,000
Deferred tax liabilities recognized to the extent distributable profits earned	¥ 0	¥ 0	¥ 0
Deferred tax liabilities further recognition	13,360,000	16,475,000	19,005,000
HONG KONG
Disclosure of INCOME TAX EXPENSE CREDIT [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
Dividend withholding tax rate						5.00%